CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (2,229,102)	$ (1,320,157)	$ (6,858,992)	$ (11,458,322)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of convertible debt discount	474,057	134,255	851,216	705,157
Depreciation	7,647		9,695
Stock based compensation	600,000	1,118,691	6,022,728
Preferred stock issued for services	25,000
Imputed interest	10,286	8,000	34,179	14,136
Loss on conversion of debt	(18,236)	147,379	513,973	72,051
Loss on conversion of preferred shares to common stock	136,754	1,122,681	1,603,865	191,349
Loss on settlement of debt	750		513,973	(41,116)
Change in fair value of derivative liability	558,366	(1,506,631)	(3,646,815)	9,404,359
Decrease (increase) in operating assets and liabilities:
Accounts receivable	69	(11,727)	3,770	2,178
Inventory	9,765	(1,920)	(7,442)	(3,708)
Other current assets		10,000	10,000	(10,000)
Prepaid expenses	(21,493)		(5,036)	7,268
Accrued interest	63,728	14,345	152,679	(71,942)
Accounts payable	51,720	(42,524)	(46,989)	168,166
Accrued expenses	169,313	140,226	706,891	625,962
Advances from related parties	27,391	(33,625)	19,621	122,924
Net cash (used in) provided by operating activities	(133,985)	(221,007)	(529,635)	(151,660)
Cash flows from investing activities:
Property, plant and equipment, additions	(83,790)		(109,119)
Deposit on equipment - related party	(227,642)	(200,000)	(450,000)
Net cash (used in) provided by investing activities	(311,432)	(200,000)	(559,119)
Cash flows from financing activities:
Proceeds from convertible debt	437,290	529,240	1,013,160	190,100
Net cash (used in) provided for financing activities	437,290	529,240	1,013,160	261,020
Net increase (decrease) in cash	(8,127)	108,233	(75,594)	109,360
Cash, beginning of period	59,261	134,855	134,855	25,495
Cash, end of period	51,134	243,088	59,261	134,855
Supplemental disclosures of cash flow information:
Cash paid for income taxes
Cash paid for interest
Schedule of non-cash investing & financing activities:
Stock issued for debt conversion	432,992	242,795	932,555	1,005,664
Discount from derivative	591,797	364,871	466,827	400,393
Preferred stock converted to common stock	123,779	3,836,330	4,166,316	698,830
Related party exchange of accrued wages for note payable	114,354
Derivative settlements	418,322	2,494,842	3,218,753	4,976,556
Warrant discounts	83,372	164,369	266,333
Cashless warrant exercise	1,063		692
Convertible note payable exchanged for accrued interest	16,800
Lease adoption recognition		89,567	203,216	31,178
Preferred stock payable converted to preferred stock	$ 5,000,007	$ 754,249	754,249
Debt forgiveness				(118,548)
Penalties on notes payable			107,022	197,939
Deferred revenue				(629)
Proceeds from loans payable				72,920
Payments on promissory notes				(2,000)
Settlement of debt by related party				507,481
Conversion of debt in to preferred shares				212,055
Conversion of accrued liabilities into preferred shares				743,839
Conversion of accrued liabilities into preferred shares payable				754,249
Debt exchanged for payment of accounts payable				15,600
Rounding of shares due to reverse stock split			$ 459